Document and Entity Information	Jun. 04, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	DTE ENERGY CO
Entity Address, State or Province	MI
Amendment Flag	false
Entity Central Index Key	0000936340
Document Type	8-K/A
Document Period End Date	Jun. 04, 2021
Entity File Number	1-11607
Entity Incorporation State Country Code	MI
Entity Tax Identification Number	38-3217752
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and restates the Current Report on Form 8-K originally filed by DTE Energy Company on June 4, 2021 (the “Original Report”), which inadvertently omitted Exhibit 99.3. This Amendment includes the omitted Exhibit 99.3 and otherwise does not amend or update any information that was set forth in the Original Report.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
Series B 20165.375 Junior Subordinated Debentures Due 2076 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2016 Series B 5.375% Junior Subordinated Debentures due 2076
Trading Symbol	DTJ
Security Exchange Name	NYSE
Series F 20166.00 Junior Subordinated Debentures Due 2076 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2016 Series F 6.00% Junior Subordinated Debentures due 2076
Trading Symbol	DTY
Security Exchange Name	NYSE
Series E 20175.25 Junior Subordinated Debentures Due 2077 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
Corporate Units 625 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2019 6.25% Corporate Units
Trading Symbol	DTP
Security Exchange Name	NYSE
Series G 20204375 Junior Subordinated Debentures Due 2080 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2020 Series G 4.375% Junior Subordinated Debentures due 2080
Trading Symbol	DTB
Security Exchange Name	NYSE